LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	Year ended December 31,
	2023	2022
Weighted average remaining lease term	2.03 Years	2.94 Years
Weighted average discount rate	5.05%	5.23%

Schedule of maturities of operating lease liabilities
Year ending December 31,
2024	$4,605
2025	2,851
2026	777

Total lease payments *)	$8,233

Less – imputed interest	(587)

Present value of lease liabilities	$7,646

*) Total lease payments are not offset by $5,646 of expected non-cancelable future sublease payments.